Accounting policies (Policies)	12 Months Ended
Dec. 31, 2018
Disclosure of accounting policies [Abstract]
Description of accounting policy for financial instruments [text block]
4.1	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

The classification of financial instruments depends on the nature and purpose for which the financial assets or liabilities were acquired and is determined at the time of initial recognition. Financial assets and financial liabilities are initially measured at their fair value.

Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

All financial assets are initially recorded at fair value. Loans and trade receivables, other receivables and financial assets held–to–maturity are measured subsequently measured at amortized cost using the effective interest method.

Equity investments available for sale that do not have a market quotation price and for which fair value cannot be reliably measured are measured at cost less any impairment identified at the end of each reporting period.

Measurements at fair value

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place in the principal market of the asset or liability or in the absence of a principal market in the most advantageous market for the asset or liability.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

A fair value measurement of a non-financial asset takes into account a market participant's ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

All assets and liabilities for which fair value is measured or disclosed in the financial statements are classified within the following scale, based on the lowest level input that is significant to the fair value measurement as a whole, as follows:

•	Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities. The fair value of the Ecopetrol Business Group’s marketable securities with a quoted market price is based on Level 1 inputs.

•	Level 2: Valuation techniques for which the lowest level input that is significant to the fair value measurement is directly or indirectly observed. Level 2 inputs include prices of similar assets, prices obtained through quotations made by stockbrokers, and prices that can be substantially corroborated with other observable data with the same contractual terms.

For derivative contracts for which a quoted market price is not available, fair value estimations are generally determined using models and other valuation methods, the key inputs for which include future prices, volatility estimates, price correlation, counterparty credit risk and market liquidity, as appropriate. For other assets and liabilities, fair value estimations are generally based on the net present value of expected future cash.

•	Level 3: Valuation techniques for which the lowest level input that is significant to the fair value measurement is unobservable. The Ecopetrol Business Group does not use Level–3 inputs for the measurement of financial assets and liabilities. The Ecopetrol Business Group may use Level–3 inputs for the calculation the recoverable amount of certain non–financial assets for the purpose of impairment testing.

Effective interest rate method

The effective interest rate method is a method of calculating the amortized cost of a financial instrument and accounting of income or financial cost over the relevant period. The effective interest rate is the discount rate that exactly discounts estimated future cash receipts or payments (including all fees, transaction costs and other premiums or discounts) through the expected life of the financial instrument (or, when appropriate, at a shorter period), to the net carrying amount on initial recognition.

Impairment

The Ecopetrol Business Group evaluates if there is objective evidence that a financial asset or group of financial assets are impaired. Financial assets are evaluated for the impairment indicators at the end of each reporting period. Financial assets are considered to be impaired when there is objective evidence that, as a result of one or more events that occurred after initial recognition, the estimated future cash flows of the asset have been affected. For financial assets measured at amortized cost, the amount of the impairment loss recognized is the difference between the asset’s carrying amount and the present value of estimated future cash flows, discounted at the financial asset’s original effective interest rate.

Description of accounting policy for determining components of cash and cash equivalents [text block]
4.1.1	Cash and cash equivalents

Cash and cash equivalents include cash on hand, financial investments that are highly liquid, bank deposits and special funds with original maturity dates of ninety days or less which are subject to an insignificant risk of changes in value.

Description of accounting policy for financial assets [text block]
4.1.2	Financial assets

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Ecopetrol Business Group has applied the practical expedient, the Ecopetrol Business Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Ecopetrol Business Group has applied the practical expedient are measured at the transaction price determined under IFRS 15.

The Ecopetrol Business Group classifies its financial assets in the following categories:

a)       Financial assets measured at fair value through profit or loss

Financial assets at fair value through profit or loss are financial assets held for trading and financial assets designated at the time of the initial recognition at fair value through profit or loss. Financial assets are classified as held for trading if they are acquired to be sold or repurchased in the short term. They are recognized at their fair value and losses or profits arising at the time of re–measurement are recognized in the statement of profit or loss.

b)       Financial assets measured at fair value with changes in other comprehensive income

These are equity instruments of other non–controlled and non–strategic companies not allowing for any type of control or significant influence thereon and where the Ecopetrol Business Group’s management does not intend to negotiate with them in the short term. These investments are recorded at their fair value and unrealized gains or losses are recognized in other comprehensive income and credited to the available for sale reserve until the investment is derecognized, at which time, the cumulative gain or loss is recognized in other operating income, or the investment is determined to be impaired, when the cumulative loss is reclassified from the available to sale reserve to the statement of profit or loss.

c)       Financial assets at amortized cost

Loans and receivables are non–derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables, including trade and other receivables, are measured initially at fair value and then at amortized cost using the effective interest rate method, less impairment.

Loans to employees are initially recorded using the present value of the future cash flows, discounted at the current market rate for similar loans. If the interest rate is less than the current market rate, fair value will be less than the amount of the loan. This difference is recorded as a benefit to employees.

This category is the most relevant to the Group. The Group measures financial assets at amortized cost if both of the following conditions are met:

▪	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows
▪	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding

Financial assets at amortized cost are subsequently measured using the effective interest (EIR) method and are subject to impairment. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired.

The Group’s financial assets at amortized cost includes trade receivables, other receivables, loan to an associate, and loan to employees. For loan to employees if the interest rate is less than the current market rate, fair value will be less than the amount of the loan. This difference is recorded as a benefit to employees.

De–recognition of financial assets

The Ecopetrol Business Group derecognizes a financial asset only upon the expiration of the contractual rights to the cash flows of the asset or, when it has transferred its rights to receive such cash flows or has assumed the obligation to pay the cash flows received in full without material delay to a third party and (a) it has transferred substantially all the risks and benefits inherent in the ownership of the financial asset or (b) it has neither transferred nor retained substantially all the risks and benefits of the asset, but has transferred control of the asset.

When the Ecopetrol Business Group does neither transfer nor retain substantially all the risks and benefits of the asset or transfer control of the asset, the Ecopetrol Business Group continues to recognize the transferred asset, to the extent of its continuing participation, and it also recognizes the associated liability.

Description of accounting policy for financial liabilities [text block]
4.1.3	Financial liabilities

Financial liabilities correspond to the financing obtained by the Ecopetrol Business Group through bank credit facilities and bonds, accounts payable to suppliers and creditors.

Bank credit facilities and bonds (this is the category most relevant to the Group) are initially recognized at their fair value, net of directly attributable transactions cost. After initial recognition, interest–bearing credit facilities and bonds are subsequently measured at amortized cost, using the effective interest rate (EIR) method. The effective interest method amortization is included as a financial expense in the statement of profit or loss. Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process. Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss.

Accounts payable to suppliers and creditors are short–term financial liabilities recorded at nominal value, since it does not significantly differ from fair value.

Derecognition

A financial liability is derecognized when the obligation specified in the contract is discharged or cancelled or expires. When an existing financial liability has been replaced by another from the same lender, under substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the de–recognition of the original liability and recognized as a new liability. The difference between the respective carrying amounts is recognized in the statement of profit or loss.

Description of accounting policy for derivative financial instruments and hedging [text block]
4.1.4	Derivative financial instruments and hedging activities

Financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value. Changes in the fair value of derivatives are recognized as gains or losses in the statement of profit or loss, except for the effective portion of cash flow hedges, which is recognized in other comprehensive income and later reclassified to profit or loss when the hedge item affects profit or loss.

Changes in fair value of derivative contracts, which do not qualify or are not designated as hedges, including forward contracts for the purchase and sale of commodities under negotiation for physical delivery or receipt of the commodity are recorded in profit or loss.

Derivatives embedded in the host contract are accounted for as separate derivatives at fair value if their economic characteristics and risks are not closely related to those of the host contracts and the host contracts are not held for trading or designated at fair value through profit or loss. These embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

Description of accounting policy for hedging [text block]
4.1.5	Hedging operations

For purposes of hedge accounting, hedges are classified as:

▪	Derivatives not designated as hedging instruments, when hedging the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment

▪	Derivatives are designated as hedging instruments, when hedging the exposure to variability in cash flows that is either attributable to a particular risk associated with a recognized asset or liability or a highly probable forecast transaction.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship to which it wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. Such hedges are expected to be highly effective in achieving offsetting changes in fair value or cash flows and are assessed on an ongoing basis to determine whether they have been highly effective throughout the financial reporting periods for which they were designated.

Description of accounting policy for cash flow hedge [text block]
4.1.5.1	Cash flow hedge

The effective portion of the gain or loss on the hedging instrument is recognized in Other Comprehensive Income (OCI) in the cash flow hedge reserve, while any ineffective portion is recognized immediately in the statement of profit or loss.

The amounts accumulated in OCI are accounted for, depending on the nature of the underlying hedged transaction. If the hedged transaction subsequently results in the recognition of a non-financial item, the amount accumulated in equity is removed from the separate component of equity and included in the initial cost or other carrying amount of the hedged asset or liability.

If the hedging instrument expires or is sold, terminated or exercised without replacement or rollover, or if its designation as a hedge is revoked or when the hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss previously recognized in other comprehensive income remains separately in equity until the forecast transaction occurs is recognized in the consolidated statement of profit or loss. When it is no longer expected that the initially hedged transaction will occur.

Ecopetrol designates long–term loans as hedging instruments for its exposure to the exchange risk in future oil exports. See Note 28 for further information.

Description of accounting policy for hedge of net investments in foreign operation [text block]
4.1.5.2	Hedge of net investment in a foreign operation

Hedges of a net investment in a foreign operation, including a hedge of a monetary item that is accounted for as part of the net investment, are accounted for in a way similar to cash flow hedges.

Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized as OCI while any gains or losses relating to the ineffective portion are recognized in the statement of profit or loss. On disposal of the foreign operation, the cumulative value of any such gains or losses recorded in equity is transferred to the statement of profit or loss.

Ecopetrol allocates long–term loans as hedging instruments for its exposure to foreign exchange risk on its investment in subsidiaries whose functional currency is the U.S. dollar. See Note 28 for further information.

Description of accounting policy for measuring inventories [text block]
4.2	Inventories

Inventories are stated at the lower of cost and net realizable value.

Inventories mainly comprise crude oil, fuels and petrochemicals and consumable inventories (spares and supplies).

The cost of crude oil is the production costs, including transportation costs.

The cost required to bring a pipeline into working order, is treated as part of the related pipeline.

The cost of other inventories is determined based on the weighted average cost method, which includes acquisition costs (deducting commercial discounts, rebates and other similar items), transformation, and other costs incurred to bring inventory to their current location and condition, such as transportation costs.

Consumable inventories (spares and supplies) are recognized as inventory and then charged to expense, maintenance or project to the extent that such items are consumed.

Ecopetrol estimates the net realizable value of inventories at the end of the period. When the circumstances that previously caused inventories to be written down below cost no longer exist, or when there is clear evidence of an increase in the net realizable value because of a change in economic circumstances, the amount of the write–down is reversed. The reversal cannot be greater than the amount of the original write–down, so that the new carrying amount will always be the lower of the cost and the revised net realizable value.

Description of accounting policy for transactions with related parties [text block]
4.3	Related parties

Related parties are considered those in which one party has the ability to control, or has joint control of the other, or exercises significant influence over the other party in making financial or operational decisions, or is a member of key management personnel (or close relative of a member). The Ecopetrol Business Group considers related parties to be associates, joint ventures, key management executives, entities managing resources for payment of employee post–employment benefit plans and Colombian government entities for the purposes of certain relevant transactions, such as the purchase of hydrocarbons and the fuel price stabilization fund (see Note 29 – Related parties).

Description of accounting policy for investment in associates [text block]
4.3.1	Investments in associates

An associate is an entity over which the Ecopetrol Business Group has significant influence but not control. Significant influence is the power to participate in the financial and operational policy decisions of the investee, but it is not control or joint control over those policies. Generally, these entities are those in which the Ecopetrol Business Group holds an equity interest with voting rights of 20% to 50%. See Exhibit I –
Consolidated companies, associates and joint ventures for further details
.

Investments in associates are accounted for using the equity method. Under this method, the investment in an associate is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Ecopetrol Business Group’s share of net assets of the associate since the acquisition date. Goodwill related to the associate is included in the carrying amount of the investment and it is not tested for impairment separately.

The Ecopetrol Business Group’s share of the results of operations of the associate is recognized in the consolidated statement of profit or loss. Any change in other comprehensive income is recognized in other comprehensive income of the Ecopetrol Business Group.

After application of the equity method, the Ecopetrol Business Group determines if it is necessary to recognize an impairment on its investment in its associate. The Ecopetrol Business Group determines whether there is objective evidence that the investment is impaired. If there is such evidence, the amount of the impairment is calculated as the difference between the recoverable amount and its carrying value, and then the impairment is recognized in the consolidated statement of profit or loss.

When necessary, the Ecopetrol Business Group makes adjustments to the accounting policies of associates to ensure consistency with the policies adopted by the Ecopetrol Business Group. Additionally, the equity method of these companies is measured on their most recent financial statements.

Description of accounting policy for investments in joint ventures [text block]
4.3.2	Joint ventures

A joint venture is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control exists only when decisions about the relevant activities require unanimous consent of the parties sharing such control. The accounting treatment for the recognition of joint ventures is the same as investments in associates.

Description of accounting policy for joint operations [text block]
4.4	Joint operations

A joint operation is a type of joint arrangement whereby the parties that have joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement.

Joint operation contracts are entered into between Ecopetrol and third parties to share risk, secure capital, maximize operating efficiency and optimize the recovery of reserves. In these joint operations, one party is designated as the operator to execute the operations and report to partners according to their participating interests. Likewise, each party takes its share of the produced hydrocarbons (crude oil or gas), according to their share in production.

When Ecopetrol participates as a non–operator partner, it records the assets, liabilities, sales revenues, cost of sales and expenses based on the operator’s report. When Ecopetrol is the direct operator of joint venture contracts, it records its percentage of assets, liabilities, sales revenues, costs and expenses, based on the participation of each partner in the items corresponding to assets, liabilities, sales revenues, costs and expenses.

When the Ecopetrol Business Group acquires or increases its participation in a joint operation in which the activity constitutes a business combination, such transaction is recorded applying the acquisition method in accordance with IFRS 3 – Business combination. The acquisition cost is the sum of the consideration transferred, which corresponds to the fair value, on the date of acquisition of the assets transferred and the liabilities incurred. Any transaction cost related to the acquisition or increased share in the joint operation that constitutes a business combination is recognized in the consolidated statement of profit or loss.

The excess of the sum of the consideration transferred and the amount paid in the operation is recognized as goodwill. If the result is in an excess value of the net assets acquired over the amount paid in the operation, the difference is recognized as income in the consolidated statement of profit or loss on the date of recognition of the transaction.

Description of accounting policy for non-current assets or disposal groups classified as held for sale [text block]
4.5	Non–current assets held for sale

Non–current assets are classified as held for sale if their carrying values will be recovered principally through a sale transaction rather than through continued use. Non–current assets are classified as held for sale only when the sale is highly probable within one year from the classification date and the asset (or group of assets) is available for immediate sale in its present condition. These assets are measured at the lower of their carrying amount and fair value less related costs of disposal.

Description of accounting policy for property, plant and equipment [text block]
4.6	Property, plant and equipment

Recognition and measurement

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Tangible components related to natural and environmental resources are part of property, plant and equipment.

The initial cost of an assets comprises its purchase price or construction cost, including import duties and non–refundable purchase taxes, any costs directly attributable to bringing the asset into operation, costs of employee benefits arising directly from the construction or acquisition, borrowing costs incurred that are attributable to the acquisition and construction of qualifying assets and the initial estimate of the costs of dismantling and abandonment of the item.

Spare parts and servicing equipment are recorded as inventories and recognized as an expense as they are used. Major spare parts and stand–by equipment that the entity expects to use during more than one period are recognized as property, plant and equipment.

Any gain or loss arising from the disposal of a property, plant and equipment is recognized in profit or loss of the period.

Subsequent disbursements

Subsequent disbursements correspond to all payments to be made on existing assets in order to increase or extend the initial expected useful life, increase productivity or productive efficiency, allow for significant reduction of operating costs, increase the level of reserves in exploration or production areas or replace a part or component of an asset that is considered critical for the operation.

The costs of repair, conservation and maintenance of a day to day nature are expensed as incurred. However, disbursements related to major maintenance are capitalized.

Depreciation

Property, plant and equipment is depreciated using the straight–line method, except for those associated with exploration and production activities which are depreciated using the units–of–production method. Technical useful lives are updated annually considering factors such as: additions or improvements (due to parts replacement or critical components for the asset’s operation), technological advances, obsolescence and other factors; the effect of this change is recognized from the period in which it was executed. Depreciation of an asset starts when it is ready to be used.

Useful lives are determined based on the period over which an asset is expected to be available for use, physical exhaustion, technical or commercial obsolescence and legal limits or restrictions over the use of the asset.

The estimated useful life of assets fluctuates in the following ranges:

Plant and equipment	11 – 60 years
Pipelines, networks and lines	11 – 50 years
Buildings	11 – 50 years
Other	6 – 40 years

Land is recorded separately from buildings and facilities and it is not subject to depreciation.

Depreciation methods and useful lives are reviewed annually and adjusted if appropriate.

Description of accounting policy for exploration and evaluation expenditures [text block]
4.7	Natural and environmental resources

Recognition and measurement

Ecopetrol uses the successful efforts method to account for exploration and production of crude oil and gas activities, following the provisions of IFRS 6 – Exploration for the evaluation of mineral resources.

Exploration costs

Acquisition and exploration costs are recorded as exploration and evaluation assets until the determination of whether the exploration drilling is successful or not; if determined to be unsuccessful, all costs incurred are recognized as expenses in the consolidated statement of profit or loss.

Exploration costs are those incurred with the objective of identifying areas that are considered to have prospects of containing oil and gas reserves, including geological and geophysical, seismic costs, viability, and others, which are recognized as expenses when incurred. Furthermore, disbursements associated with the drilling of exploratory wells and those related to stratigraphic wells of an exploratory nature are charged as assets until it is determined if they are commercially viable; otherwise, they are expensed in the consolidated statement of profit or loss as dry wells expense. Other expenditures are recognized as expenses when incurred.

An exploration and evaluation asset is no longer classified as such when the technical feasibility and commercial viability of extracting a mineral resource are demonstrable. Exploration and evaluation assets are reclassified to the natural and environmental resources account after being assessed for impairment.

All capitalized costs are subjected to technical and commercial revisions at least once a year to confirm the evaluation and exploration efforts continue on the fields; otherwise, these costs are written off through to profit or loss.

Exploration costs are net of the revenues obtained from the sale of crude oil during the extensive testing period, net of cost of sales, since they are considered necessary to complete the asset.

Development costs

Development costs correspond to those costs incurred to obtain access to proved reserves and to provide facilities for extracting, treating, gathering and storing. When a project is approved for development, the corresponding capitalized acquisition and exploration costs are classified as natural and environmental resources and costs subsequent to the exploration phase are capitalized as development costs of the properties that contain such natural resources. All development costs are capitalized, including drilling costs of unsuccessful development wells.

Production costs

Production costs are those incurred to operate and maintain productive wells, and are part of the corresponding equipment and facilities. Production activity includes extraction of oil and gas to the surface, its gathering, treatment and processing as well as storage in the field. Production costs are expenses recorded in the consolidated statement of profit or loss as incurred unless they add oil and gas reserves, in which case they are capitalized.

Production and support equipment is recognized at cost and is part of property, plant and equipment subject to depreciation.

Capitalized costs also include decommissioning, dismantling, retiring and restoration costs, as well as the estimated cost of future environmental obligations. The estimation includes plugging and abandonment costs, facility dismantling and environmental recovery of areas and wells. Changes arising in new abandonment liability estimations and environmental remediation are capitalized in the carrying amount of the related asset.

Depletion

Depletion of natural and environmental resources is determined using the unit–of–production method per field, using proved developed reserves as a base, except in limited exceptional cases that require greater judgment by Management to determine a better amortization factor of future economic benefits over the useful life of the asset. Depreciation rates are reviewed annually, based on reserves reports and the impact of any changes is recognized prospectively in the financial statements.

Reserves are independently estimated by internationally recognized external consultants and approved by Ecopetrol’s Board of Directors. Proved reserves consist of the estimated quantities of crude oil and natural gas demonstrated with reasonable certainty by geological and engineering data to be recoverable in future years from known reserves under existing economic and operating conditions, that is, at the prices and costs that apply at the date of the estimation.

Impairment

Assets associated to exploration, evaluation and production are subject to review for possible impairment in their carrying amount. See Notes 3.2 —
Asset impairment (recovery)
 and 4.12 —
Impairment of non–financial assets
.

Description of accounting policy for borrowing costs [text block]
4.8	Capitalization of borrowing costs

Borrowing costs related to the acquisition, construction or production of a qualifying asset that requires a substantial period of time to get ready for its intended use are capitalized as part of the cost of such asset when it is probable that future economic benefits associated with the item will flow to the Ecopetrol Business Group and costs can be measured reliably. Other borrowing costs are recognized as finance costs. Projects that have been suspended but that the Ecopetrol Business Group intends to continue to pursue their development in the future, are not considered qualifying assets for the purpose of capitalization of borrowing costs.

Description of accounting policy for intangible assets other than goodwill [text block]
4.9	Intangible assets

Intangible assets with a defined useful life, are stated at cost less accumulated amortization and any impairment loss. Intangible assets are amortized under the straight–line method, over their estimated useful lives. The estimated useful lives and amortization method are revised at the end of each reporting period; any change in estimates is recognized on a prospective basis.

The disbursements in relation to research activities are expensed as incurred.

Description of accounting policy for goodwill [text block]
4.10	Goodwill

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non–controlling interest and any previous interest held over the net identifiable assets acquired and liabilities assumed). After initial recognition goodwill is measured at cost less any accumulated impairment loss. Goodwill is not amortized but tested for impairment annually.

Description of accounting policy for leases [text block]
4.11	Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership. All other leases are classified as operating leases.

Assets held under finance leases, when Ecopetrol is the lessee, are recognized in the consolidated statement of financial position at an amount equal to the fair value of the leased asset or, if lower, the present value of the minimum lease payment. These assets are depreciated over the asset’s useful life. When there is no reasonable certainty that the company will obtain ownership of the asset at the end of the contract, the leased assets are depreciated in the shortest period between the asset estimated useful life and the lease term.

The corresponding liability to the lessor is included in the consolidated statement of financial position as a finance lease obligation, in the loans and financing line item.

Lease payments are apportioned between financial charges and reduction of lease liabilities in order to achieve a constant rate of interest on the liability remaining balance. Interest expense is recognized in profit or loss.

Operating lease payments are recognized as an expense on a straight–line basis over the lease term, except where another systematic prorating basis is more representative of the time pattern of economic benefits from the lease. Contingent rentals arising under operating leases are recognized as an expense in the period in which they are incurred.

Description of accounting policy for impairment of assets [text block]
4.12	Impairment of non–financial assets

In order to evaluate if any tangible or intangible assets are impaired, Ecopetrol compares its carrying amount with its recoverable amount at the end of each reporting period or earlier, if there is any indicator that an asset may be impaired.

For purposes of impairment testing, the assets are grouped into cash generating units (CGU), provided that those assets individually considered do not generate cash inflows that, to a greater extent, are independent from those generated by other assets or CGUs. The grouping of assets in different CGUs requires the exercise of professional judgment and the consideration, among other parameters, of the business segments. In this sense, in the Exploration and Production segment, each CGU corresponds to each one of the different contractual areas commonly called “fields;” by exception, in those cases where the cash inflows generated by several fields are interdependent from each other, those fields are grouped into a single CGU. In the case of the Refining and Petrochemicals, each CGUs corresponds to each one of the refineries and companies in this segment of the Ecopetrol Business Group and for the Transportation segment; each pipeline system is considered an independent CGU.

The recoverable amount of the asset is the higher amount of the fair value less costs of disposal or its value in use. If the recoverable amount of an asset (or of a CGU) is lower than its net carrying amount, such amount (or that of the CGU) is reduced to its recoverable amount, recognizing an impairment loss in profit or loss.

Fair value less costs of disposal is usually higher than the value in use for the asset’s in the production segment due to some significant restrictions in the estimation of future cash flows, such as: a) future capital expenses that improve the CGU performance, which could result in expected increase of net cash flows, and b) items before taxes that reflect specific business risks, resulting in a higher discount rate.

Fair value less costs of disposal is determined as the sum of the future discounted cash flows adjusted to the estimated risk. The estimations of expected future cash flows used in the assessment of impairment of the assets include estimates of futures commodity prices, supply and demand estimations, and the margins of the products.

Fair value less costs of disposal, as described above, is compared to valuation multiples and quoted prices of shares in companies comparable to Ecopetrol, in order to determine if it is reasonable.

When an impairment loss is recorded, future amortization expenses are calculated on the basis of the adjusted recoverable amount. Impairment losses may be recovered only if the recovery is related to a change in estimations used after impairment loss was recognized. These recoveries do not exceed the carrying amount of the assets net of depreciation or amortization that would have been determined if such impairment had not been recognized.

The carrying amount of non–current assets reclassified as assets held–for–sale is compared to its fair value less costs of disposal. No other provision for depreciation, depletion or amortization is recorded if the fair value less costs of sale is lower than the carrying amount.

Description of accounting policy for provisions [text block]
4.13	Provisions and contingent liabilities

Provisions are recognized when the Ecopetrol Business Group has a current obligation (legal or constructive) as a result of a past event, it is probable that Ecopetrol will be required to settle the obligation, and a reliable estimation can be made of the amount of the obligation. Where applicable, they are recorded at present value, using a rate reflecting the risk specific to the liability.

Future environmental decommissioning costs related to current or future operations, are accounted for as expenses or assets, as the case may be. Expenditures related to past operations that do not contribute to the obtaining of current or future benefits, are expensed as incurred.

The recognition of these provisions coincides with the identification of an obligation related to environmental remediation and Ecopetrol uses available information to determine a reasonable estimation of the related cost.

Provisions for which a negative outcome is assessed as possible are not recognized but are disclosed in the explanatory notes; including those for which the amount cannot be estimated.

If there is an expectation that the provision will be reimbursed, either in whole or in part, for example by virtue of an insurance contract, the amounts expected to be reimbursed are recognized as a separate asset only when such reimbursement is almost certain.

If the effect of the time value of money is significant, the provisions are discounted using the current market rate before taxes reflecting, as applicable, the liability specific risks. When recognizing the discount, the increase of the provision resulting from time elapsed is recognized as financial cost in the profit or loss statement.

Asset retirement obligation

Liabilities associated with the retirement of assets are recognized when there are current obligations, either legal or constructive, related to the abandonment and dismantling of wells, facilities, pipelines, buildings and equipment.

The obligation is usually recorded when the assets are installed or when the surface or the environment are altered at the operating sites. These liabilities are calculated using the discounted cash flow method, using a pre–tax rate reflecting current market conditions similar liabilities and considering the economic limits of the field or the useful life of the respective asset. When it is not possible to determine a reliable estimation in the period in which the obligation originates, a provision is recognized when there is enough information available to make the best estimation.

The carrying amount of the provision is reviewed and adjusted annually considering changes in the assumptions used for its estimation, using a rate that reflects the risk specific to the liability. Any change in the present value of the estimated expenditure is reflected as an adjustment to the provision and the corresponding property, plant and equipment and natural and environmental resources. When a decrease in the asset retirement obligation related to a producing asset exceeds the carrying amount of the asset, the excess is recognized in the consolidated statement of profit or loss. The  increase in the provision due to the passage of time is recognized in results for the period as a financial expense.

Description of accounting policy for income tax and other taxes [text block]
4.14	Income tax and other taxes

Income tax expense is comprised of income tax payable for the period (including, income tax and income tax for equality – CREE, as appropriate) and the effect of deferred taxes in each period.

Current income taxes are recognized in income except when they relate to items recognized in other comprehensive income, in which case the corresponding tax effect is also recognized in other comprehensive income. Income tax assets and liabilities are presented separately in the consolidated statement of financial position, except where there is a right of setoff within fiscal jurisdictions and an intention to settle such balances on a net basis.

Income tax is paid by each legal entity and not on a consolidated basis.

Description of accounting policy for income tax [text block]
4.14.1	Current income tax

The Ecopetrol Business Group determines the provision for income tax based on the highest amount between taxable income and presumptive income (the minimum estimated amount of taxable profit on which the law expects to quantify and collect income taxes). Taxable income differs from profit before tax as reported in the consolidated statement of profit or loss, because of: items of income or expense that are taxable or deductible in other periods, special taxable deductions, tax losses and income and line items measured that, according to applicable tax laws in each jurisdiction, are considered nontaxable or nondeductible.

Description of accounting policy for deferred income tax [text block]
4.14.2	Deferred income tax

Deferred tax is provided using the liability method for temporary differences between the carrying amounts of existing assets and liabilities in the consolidated financial statements and their respective tax bases. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences and for all accumulated tax losses, if there is a reasonable expectation that the Ecopetrol Business Group will generate future tax profits against which they will be used.

Deferred taxes on assets and liabilities are calculated based on the tax rates that are expected to apply during the years in which temporary differences between the carrying amounts and tax bases are expected to be reversed.

The carrying amount of a deferred tax asset is subject to review at the end of each reporting period, and it is reduced to the extent it is no longer probable that the corresponding legal entity will generate enough future taxable profit to realize such deferred tax asset.

In the statement of financial position, deferred tax assets are reflected net and as an offset against deferred tax liabilities, depending on the overall tax position in a particular jurisdiction and on the same taxable entity.

Deferred taxes are not recognized when they arise in the initial recognition of an asset or liability in a transaction (except in a business combination) and at the time of the transaction, do not affect the accounting or tax profit, or in respect of the taxes on the possible future distribution of accumulated profits of subsidiaries or investments accounted for by the equity method, if at the time of the distribution it may be controlled by Ecopetrol and it is probable that the retained earnings will be reinvested by the Ecopetrol Business Group companies and, therefore, will not be distributed to Ecopetrol.

Description of accounting policy for taxes other than income tax [text block]
4.14.3	Other taxes

The Ecopetrol Business Group recognizes in profit or loss the costs and expenses related to other taxes than the income tax, such as the wealth tax, which is determined based on the tax equity, the industry and commerce tax on income obtained in the municipalities for performance of commercial, industrial and service activities, and the transport tax on volumes loaded in the transport systems. Taxes are calculated in accordance with current tax regulations. For more details, see Note 10.

Description of accounting policy for employee benefits [text block]
4.15	Employee benefits

Salaries and benefits of the Ecopetrol’s employees are governed by the Colombian Collective Labor (Agreement 01 of 1977), and, by the Colombian Substantive Labor Code. In addition to the benefits determined by labour laws, employees are entitled to fringe benefits which are subject to the place of work, type of work, length of service, and basic salary. An annual interest of 12% is recognized on accumulated severance amounts for each employee, and the payment of compensation is provided for when special circumstances arise resulting in the non–voluntary termination of the contract, without justified cause, and in periods other than the probationary period.

Ecopetrol belonged to the special pension regime under which pension liabilities are Ecopetrol’s responsibility and not pension fund’s responsibility. However, Law 797 of January 29, 2003 and Legislative Act 001 of 2005 determined that Ecopetrol will no longer belong to the said regime and that from that point on employees would be part of the General Pension Regime. Consequently, pension obligations related to employees pensioned until July 31, 2010 are still Ecopetrol’s responsibility. Employees are entitled to such pension bonus if they worked with Ecopetrol prior to January 29, 2003, but whose labor agreement expired without renewal before that date.

All labor benefits of employees who joined Ecopetrol before 1990 are Ecopetrol’s responsibility, without the involvement of any social security entity or institution. Service cost for the employee and his/her relatives registered with Ecopetrol is determined by means of a mortality table, prepared based on facts occurring during the year.

For employees who joined Ecopetrol after the Act 50 of 1990 went in effect, Ecopetrol makes periodic contributions for severance payments, pensions and labor risks to the respective funds.

In 2008, Ecopetrol partially settled the value corresponding to monthly pension payments from its pension liabilities, transferring such liabilities and their underlying amounts to autonomous pension funds (PAP, for its acronym in Spanish). The funds transferred, and returns on those funds, cannot be redirected, nor can they be returned to the Ecopetrol Business Group, until all of the pension obligations have been fulfilled. The settled obligation covers allowances and pension bonds payments; while health and education remained under responsability of Ecopetrol.

Employee benefits are divided into four groups comprised as follows:

a)             Short–term employee benefits and post–employment defined benefits:

Benefits to employees in the short term mainly correspond to those which payment will be made in the term of twelve months following the closing of the period in which the employees have rendered their services. These mainly include salaries, severance payments, vacation, bonuses and other benefits.

Post–employment benefits of defined contributions plans correspond to the periodic payments for severance, pensions and labor risk payments that the Ecopetrol Business Group makes to the respective funds that assume these obligations in their entirety.

The above benefits are recognized as an expense with an associated liability after deducting any already paid amounts.

b)             Post–employment defined benefit plans:

In the defined benefits plan, the Ecopetrol Business Group provides the benefits agreed to current and former employees and assumes the actuarial and investment risks.

The following benefits are classified as long–term defined benefit plans recognized in the financial statements according to the calculations of an independent actuary:

•	Pensions
•	Pension bonds
•	Health
•	Educational plan
•	Retroactive severances

Liabilities recognized in the statement of financial position with respect to these benefit plans are determined base on the present value of the defined benefit obligation at the date of the statement of financial position less the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected credit unit method, which takes into account employees’ years of service and, for pensions, average or final pensionable remuneration. This obligation is discounted at its present value using interest rates of high–quality government bonds denominated in the currency in which the benefits will be paid and of a duration consistent with the plan obligations.

These actuarial calculations involve several assumptions that could differ from the events that will effectively take place in the future. Said assumptions include the determination of a discount rate, future salary increases, mortality rates and future pension increases. Because of the complexity of the calculation, the underlying assumptions and long–term nature of these plans, the obligations for defined benefits are extremely sensitive to changes in assumptions. All key assumptions are revised at the end of the reported period.

In determining the appropriate discount rate, in absence of a broad high quality bond market, Management considers interest rates corresponding to the class B TES bonds issued by the Colombian Government as its best reference, at an appropriate discount rate with maturities extrapolated in line with the term expected for each benefit plan. The mortality rate is based on the particular country’s rate, the latest version of which is the RV08 mortality table published in resolution 1555 of October 2010. The future salary and pension increases are linked to the country’s future inflation rates. Note 22 –
Provisions for employee benefits
 provides further details on key assumptions used.

The amounts recognized in the consolidated statement of profit or loss related to employees defined benefit plans are comprised mainly by service cost and the net financial expense. Service cost includes mainly the increase in present value of the benefit obligation during the period (current service cost) and the amount resulting from a new benefit plan. Plan amendments corresponds to changes in benefits and are usually recognized when all legal and regulatory approvals have been obtained and the effects have been conveyed to the employees involved. The net financial expense is calculated using the net liability for defined benefits as compared with the yield curve of the discount rate at the beginning of each year for each plan. The net defined benefit obligation or asset resulting from actuarial profits and losses, the asset ceiling effect and the asset profitability, excluding the value of recognized in the consolidated statement of profit or loss, are recognized in other comprehensive income.

When the plan assets exceed the gross obligation, the recognized asset is limited to the lower of the surplus in the defined benefits plan and the ceiling of assets determined using a discount rate based on Colombian Government bonds.

(a)           Others long-term benefits

Others long–term benefits include the five–year term bonus which also considered in the actuarial calculation. This benefit is a cash bond that accumulates annually and is paid every five years to employees. The Ecopetrol Business Group recognizes in the consolidated statement of profit or loss the service cost, the net financial cost and the adjustment to the obligation of the defined benefit plan.

(b)           Termination benefits

Termination benefits are recognized only when a detailed plan exists and there is no possibility to withdraw the offer. The Ecopetrol Business Group recognizes a liability and an expense for termination benefits at the earliest date between the date when the offer of such benefits cannot be withdrawn and the date when the restructuring costs are recognized.

Description of accounting policy for recognition of revenue [text block]
4.16	Revenue from contracts with customers

The Ecopetrol Business Group’s business is based on three principal sources of revenue from contracts with customers: 1) sales of crude oil and natural gas, 2) services associated with the transport of hydrocarbons, and 3) sales of refined products, petrochemicals and biofuels. Revenue from contracts with customers is recognized when control of the goods or services are transferred to the customer at amount that reflects the consideration that the Ecopetrol Business Group expects to be entitled in exchange for those goods or services.

Sales of crude oil and natural gas

Revenue from sales of crude oil and natural gas is recognized upon transfer of control to the buyer, this generally occurs when the product is physically transferred into a vessel, pipe or other delivery methods.

For some natural gas supply contracts with a replacement period, a distinction is made between quantities of gas consumed and not consumed in order to recognize the respective revenue or liability relating to quantities that will be requested in the future. Once the customer claims such natural gas, the revenue is recognized.

Services associated with hydrocarbons transport

Revenue from transport services is recognized when the service is provided to the customer and there are no contractual conditions that prevent recognition of the revenue. Ecopetrol Business Group companies is the principal in providing these services.

Ship/ Take-or-Pay contracts for the sale of refined products, storage and transport specify minimum quantities of products or services for which a customer will pay, even if the latter does not receive them or use them (“deficient quantities”). Although the Ecopetrol Business Group expects customers to recover all deficient quantities to which they are contractually entitled, any load revenue received related to temporary shortfalls that will be offset in a future period will be deferred and that amount recognized as revenue in the event any of the following scenarios occurs:

a) The customer exercises its right to deficient volumes or services, or

b) The possibility is remote that the customer will exercise its right to deficient volumes or services.

Refined products and biofuels

In the case of refined products, petrochemicals and biofuels, such as fuel oil, asphalt, polyethylene, LPG and propane and gasoline, etc., revenue is recognized when the products are shipped and delivered by the refinery; subsequently, they are adjusted for price changes, in the case of products with regulated prices.

In other cases, Ecopetrol Business Group recognize revenue when satisfies the performance obligation, giving rise to the certain, probable and quantifiable right to demand payment.

Under current local regulation, Ecopetrol sells regular gasoline and ACPM in Colombia at a regulated price.

In accordance with Decree 1068 of 2015, the Ministry of Mines and Energy calculates semiannually and settles Ecopetrol’s net position to be stabilized for each fuel by the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish). The net position corresponds to the sum of the spreads throughout the semester, the result of which will be the amount in pesos in favor of the Company charged to the resources of the FEPC. The differential corresponds to the product between the volume reported by the Company at the time of sale and the difference between the parity price and the reference price, the parity price being that which corresponds to the daily prices of the motor and diesel gasoline observed during the month, expressed in pesos, referenced to the Gulf of the United States market, calculated by applying Resolution 18 0522 of 2010, and the reference price is the Producer Income defined by the Ministry of Mines and Energy for these purposes. Therefore, this differential constitutes a greater or lesser value of sales revenue for Ecopetrol.

According to the risk profiles, the Ecopetrol Business Group manages advance payment systems for some of its contracts with customers.

Significant financing component

Generally payments received from customers are short term. Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised good or service to the customer and when the customer pays for that good or service will be one year or less.

Variable considerations

Upon fulfillment of the obligations set forth in agreements with customers, via delivery of the product or provision of the service, variable components of the transaction price may exist, such as the exchange rate for crude exports or international price fluctuations. In these cases, the Ecopetrol Business Group will make its best estimate of the transaction price that reflects the goods and services transferred to customers.

Agreements signed with customers do not include variable considerations like rebates, refunds or discounts.

Non-cash considerations

Agreements signed in the Ecopetrol Business Group does not consider non-cash transactions.

Customer advances

These correspond to contractual obligations in which the Ecopetrol Business Group receives advances from customers. These advances by customers form part of the policies and risk assessment defined by the Business Group.

Description of accounting policy for expenses [text block]
4.17	Costs and expenses

Costs and expenses are presented according to their nature; they are detailed in the related disclosures in cost of sales, and administrative, operating, projects and other associated expenses.

Description of accounting policy for finance income and costs [text block]
4.18	Finance income (expenses)

Finance income and expenses include mainly: a) borrowings costs on loans and financing, except for those that are capitalized on qualifying asset, b) gains and losses on changes in fair value of financial instruments measured at fair value through profit or loss, c) currency exchange differences of financial assets and liabilities, except for debt instruments designated as hedging instruments, d) interest expenses as a result of discounting long–term liabilities (abandonment costs and pension liabilities), e) dividends derived from equity instruments measured at fair value with changes in other comprehensive income.

Description of accounting policy for segment reporting [text block]
4.19	Information by business segment

Ecopetrol presents the information related to its business segments in its consolidated financial statements in accordance with paragraph 4 of IFRS 8 – Operation segments.

The operations of the Ecopetrol Business Group are performed through three business segments: 1) Exploration and Production, 2) Transport and Logistics and 3) Refining, Petrochemical and Biofuels. Segments are determined based on management objectives and corporate strategic plans, considering that these businesses: (a) are engaged in different commercial activities, which generate sales revenue and incur costs and expenses; (b) the operational results are revised regularly by the Ecopetrol Business Group’s Governance that makes operational decisions to allocate resources to the various segments and assess their performance; and (c) there is differentiated financial information available. Internal transfers represent sales to inter–company segments and are recorded and presented at market prices.

a)
Exploration and production
: This segment includes activities related to the exploration and production of oil and gas. Revenues are derived from sales of oil and natural gas at market prices to other segments and to third parties (domestic and foreign distributors). Costs include costs incurred in production. Expenses include all exploration costs that are not capitalized.

b)	Transport and logistics : This segment includes sales revenue and costs associated with the transport and distribution of hydrocarbons, derivatives and products operation.

c)
Refining, petrochemicals and biofuels
: This segment mainly includes activities performed at the Barrancabermeja and Cartagena refineries, where crude oil from production fields is refined or processed. Revenue are derived from the sale of products to other segments and to domestic and foreign customers and include refined and petrochemical products at market prices and some fuels at regulated price. This segment also includes industrial service sales to customers.

See information by segments in Note 31.